Commitments and Contingencies - Summary of Purchase Obligation, Fiscal Year Maturity (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Purchase Obligation, Fiscal Year Maturity [Abstract]
Nine months ending December 31, 2024	$ 18,489
Year ending December 31, 2025	2,106	$ 17,452
Year ending December 31, 2026	324	1,475
Year ending December 31, 2027	75	100
Year ending December 31, 2028	75	75
Year ended December 31, 2028		75
Purchase Obligation	$ 21,069	$ 19,177